Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense for 2019 and 2018 consisted of the following:

	2019	2018
	(Dollars in thousands)
Current tax expense:
Federal	$7,719	$6,593
State	2,229	1,726
	9,948	8,319
Deferred tax benefit/expense	(163)	58
Income tax expense	$9,785	$8,377

The components of the net deferred tax asset at December 31, 2019 and 2018 were as follows:

	2019	2018
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan losses	$5,350	$4,611
Supplemental Executive Retirement Plan ("SERP")	1,459	1,321
OREO writedowns	480	1,191
Nonaccrued interest	466	296
Non-qualified stock options and restricted stock	59	39
Write-down on partnership investment	134	132
Unrealized loss	—	197
Other	84	—
	8,032	7,787
Valuation allowance	(134)	(132)
Deferred tax liabilities:
Depreciation	(106)	(54)
Partnership income	(67)	(28)
Unrealized gain	(29)	—
Deferred loan costs	(1,249)	(1,062)
Net deferred tax asset	$6,447	$6,511

A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2019 and 2018 is as follows:

	2019	2018
	(Dollars in thousands)
At Federal statutory rate	$8,415	$7,017
Adjustments resulting from:
State income taxes, net of Federal tax benefit	1,677	1,530
Non-controlling interest	(94)	(45)
Tax exempt income	(11)	(12)
BOLI	(126)	(129)
Stock compensation	(9)	(3)
Nondeductible expenses	1	—
Other	(68)	19
	$9,785	$8,377

Management has evaluated the Company’s tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2016, and by the State of New Jersey for years before 2015. The Company recorded a valuation allowance relating to the write down of a partnership investment. Management has concluded that these capital losses will not be realizable once incurred.

The Company recorded income tax expense of $9.8 million on income before taxes of $40.1 million on for the year ended December 31, 2019, resulting in an effective tax rate of 24.4%, compared to income tax expense of $8.4 million on income before taxes of $33.4 million for the same period of 2018, resulting in an effective tax rate of 25.1%.